Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss)	$ (7,651)	$ (31,461)	$ 1,626
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(1,569)	(960)	(645)
Depreciation and depletion	1,917	3,723	3,256
Inventory net realizable value adjustment		387	0
Accretion of reclamation provision	99	104	122
Unrealized loss (gain) on investments	124	(1,282)	5
Foreign exchange loss	(588)	1,461	270
Fair value adjustment on warrant liability	650	(520)	(1,304)
Realized loss on exercise of warrants	2,733	0	0
Fair value adjustment on modification of term facility	0	0	234
Unwinding of fair value adjustment of term facility	(51)	(170)	0
Loss from discontinued operations and on disposal		29,126	31
Share-based payments	1,857	937	630
Cash flows from (used in) operations before changes in working capital	(2,479)	1,345	4,225
Net change in non-cash working capital items	2,551	4,162	4,999
Cash flows from (used in) operations	72	5,507	9,224
Financing Activities
Shares and units issued for cash, net of issuance costs	8,393	7,283	8,466
Finance lease payments	(640)	(956)	(1,166)
Equipment loan payments	(217)	(524)	(1,445)
Term facility payments	(3,333)	(833)	(2,000)
Net cash used in financing activities	4,203	4,970	3,855
Investing Activities
Exploration and evaluation expenditures	(231)	(5,723)	(5,361)
Additions to plant, equipment and mining properties	(2,014)	(3,276)	(9,416)
Changes in long-term investments	78	23	0
Cash proceeds from sale of discontinued operations	0	6,599	0
Cash disposed of in discontinued operations	0	(1,459)	0
Redemption of short-term investments	0	0	1,000
Redemption of reclamation bonds	0	102	548
Net cash used in investing activities	(2,167)	(3,734)	(13,229)
Change in cash	2,108	6,743	(150)
Effect of exchange rate changes on cash	(20)	(370)	(18)
Cash, Beginning	9,625	3,252	3,420
Cash, Ending	$ 11,713	$ 9,625	$ 3,252